Annual Fund Operating Expenses	Jan. 31, 2026
Allspring Government Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2028
Allspring Government Money Market Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.56%	[1]
Allspring Treasury Plus Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2028
Allspring Treasury Plus Money Market Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.57%

[1]	The Manager has contractually committed through May 31, 2028, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.56% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.